UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2009

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          August 7, 2009


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        38
FORM 13F INFORMATION VALUE TOTAL:              $266023

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1657     35222   Sole		     35222
Alcon Inc.      Common  014561617    221      1900   Sole                     1900
Automatic Data 	Common	053015103   1704     48079   Sole                    48079
Bank of NY MelloCommon  064058100    232      7921   Sole                     7921
Berkshire Hath	Common	084670108  58770       653   Sole                      653
Berkshire Hath	Common	084670207  13598      4696   Sole                     4696
BP PLC          Common  055622104    219      4597   Sole                     4597
Buckeye PartnersCommon  118230101    246      5750   Sole                     5750
Chevron Corp    Common	166764100    523      7890   Sole                     7890
Cisco Systems	Common	17275R102  20958   1123767   Sole                  1123767
Coca-Cola Co.	Common	191216100   9144    190536   Sole                   190536
Emerson Elec.	Common	291011104    553     17060   Sole                    17060
ExxonMobil	Common	30231G102   4981     71253   Sole                    71253
General ElectricCommon	369604103   2971    253479   Sole                   253479
Hersey Foods	Common  427866108    212      5902   Sole                     5902
Hewlett-Packard Common  428236103   1309     33861   Sole                    33861
H.J. Heinz Co.	Common	423074103    625     17511   Sole		     17511
IBM		Common	459200101    887      8499   Sole                     8499
Intel Corp.	Common	458140100   3538    213763   Sole                   213763
Johnson & JohnsoCommon	478160104  25103    441952   Sole                   441952
Linear TechnologCommon	535678106  20886    894458   Sole		    894458
Medtronic	Common	585055106   6454    184973   Sole                   184973
Microsoft	Common	594918104  26703   1123401   Sole                  1123401
3M Company 	Common	88579Y101   1082     17996   Sole                    17996
Moody's Corp.	Common	615369105  18452    700274   Sole		    700274
Neustar Inc.    Common  64126X201    242     10900   Sole                    10900
PepsiCo		Common	713448108   1125     20461   Sole                    20461
Pfizer Inc.	Common	717081103    371     24705   Sole                    24705
Phillip MOrris  Common  718172109    281      6452   Sole                     6452
Procter & GambleCommon	742718109  16625    325341   Sole                   325341
Royal Dutch ScheCommon  780259206    218      4343   Sole                     4343
Verizon CommunicCommon  92343V104    219      7116   Sole                     7116
Walgreen Co.	Common	931422109  18025    613110   Sole                   613110
Wal-mart Stores Common  931142103    311      6411   Sole                     6411
Walt Disney Co.	Common	254687106    394     16884   Sole                    16884
Western Union   Common  959802109   6475    394839   Sole		    394839
Wright Express  Common  98233Q105    287     11300   Sole                    11300
Wyeth           Common  983024100    422      9300   Sole                     9300